Income Taxes (Details) - Schedule of Net Deferred Tax Asset - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ 40,296	$ 40,606
Research and development credit	2,041	2,142
Other	2,081	1,025
Deferred tax asset gross	44,418	43,773
Less: Valuation allowance	(44,418)	(43,773)
Deferred tax asset net